Investment Strategy - Templeton Developing Markets Trust	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Until May 31, 2026, under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located or operating in "developing market countries." Effective June 1, 2026, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located or operating in emerging market countries. Developing market countries include those currently considered to be developing or emerging by the United Nations or the countries’ authorities or by S&P Dow Jones, Morgan Stanley Capital International or FTSE Russell index providers. The Fund considers frontier markets to be a subset of developing markets and any investments in frontier markets will be counted toward the Fund’s 80% investment policy. These countries typically are located in the Asia-Pacific region (including Hong Kong), Eastern Europe, Central and South America, the Middle East and Africa. The Fund invests predominantly in the equity securities of developing market companies, principally common and preferred stocks.

The Fund's investments in equity securities may include investments in the securities of companies of any capitalization, including small and mid capitalization companies. The Fund also invests in American, Global, and European Depositary Receipts. The Fund, from time to time, may have significant investments in one or more markets, such as China, Taiwan or South Korea, or in particular industries or sectors, such as the information technology and financial services sectors, based on economic conditions. Investments in Chinese companies also may be made through a special structure known as a variable interest entity (VIE) that is designed to provide foreign investors with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments. In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in the securities of issuers in developed market countries.

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. It is anticipated that the Fund typically will hold the securities of approximately 50-90 issuers.

When choosing equity investments for the Fund, the investment manager applies a fundamental, research-driven, long-term approach, focusing on companies with sustainable earnings power that are trading at a discount to intrinsic worth. In assessing individual investment opportunities, the investment manager considers a variety of factors, including a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price of the company’s securities. The investment manager also focuses on incorporating environmental, social and governance (ESG) factors throughout the investment process, including the Fund’s security-selection and portfolio construction process.

The Fund focuses on companies with adequate or better management of material ESG issues, and in analyzing ESG factors, the investment manager conducts a materiality-based ESG assessment through both in-depth research and engagement with companies as appropriate to assess how a company's practices are aimed at improving or maintaining the ESG footprint of its operating model. The following provides examples of ESG elements that can be taken into consideration when assessing a company:

• Environmental considerations, which can include issues such as resource efficiency, carbon emissions management, waste prevention and recycling and pollution prevention and control.

• Social considerations, which can include issues such as labor standards, fair wages, diversity and gender balance, health and safety practices and product safety.

• Governance considerations, which can include issues such as appropriate accounting practices, alignment of interests, board effectiveness, capital allocation, shareholder rights and quality of disclosures.

In addition, the investment manager assesses the potential for improvement through the Fund’s engagement as an active owner. These are targeted engagements with specific goals and objectives based on scope for improvement. The investment manager seeks companies that are good or improving stewards aligned with shareholder interest and the investment manager’s governance assessment includes regular dialogue with companies, monitoring material ESG issues and voting proxies.

The Fund also applies specific ESG exclusions, including companies which, according to the investment manager’s analysis:

• repeatedly and/or seriously violate the United Nations Global Compact Principles, without positive perspective;

• manufacture nuclear or controversial weapons defined as anti-personnel mines, biological & chemical weaponry, depleted uranium and cluster munitions or those that manufacture components intended for use in such weapons (companies that derive more than 10% revenue from any other weapons are also to be excluded);

• derive more than 25% of their revenue from thermal coal extraction; or

• manufacture tobacco or tobacco products.

In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated.

The investment manager may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals, when there is significant deterioration of its ESG factors, or when the investment manager believes another security is a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located or operating in "developing market countries.